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PF International Small-Cap Fund
PF International Small-Cap Fund

SUPPLEMENT DATED AUGUST 2, 2021

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2021

FOR CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2021 for Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. This supplement applies to the PF Emerging Markets Debt Fund, PF International Large-Cap Fund and PF International Small-Cap Fund only. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

PF International Small-Cap Fund – At a meeting held on June 16, 2021, the Board of Pacific Funds, including a majority of the Independent Trustees, approved Franklin Advisers, Inc. (“Franklin”) to serve as sub-adviser for the PF International Small-Cap Fund, as the successor entity to the Fund’s current sub-adviser QS Investors, LLC (“QS”), effective upon the closing of the corporate restructuring and transfer of QS into Franklin that is expected to occur on August 7, 2021 (the “QS/Franklin Transaction”). Upon the closing of the QS/Franklin Transaction, the sub-advisory services provided to the Fund will be transitioned from QS to Franklin, all references to QS will be deleted in their entirety and replaced with Franklin, and all changes described in this supplement regarding the Fund will be effective. The same portfolio managers from QS who have been responsible for day-to-day management of the Fund will become officers of Franklin and will continue to have responsibility for the day-to-day management of the Fund.

Disclosure Changes to the Fund Summaries section

PF International Small-Cap Fund – Effective upon the closing of the QS/Franklin Transaction, the third and fourth paragraphs in the Performance section will be deleted and replaced with the following:

Franklin Advisers, Inc. began managing the Fund on August 7, 2021. Other firms managed the Fund before that date.